SHARE BASED PAYMENTS (Schedule of Stock Option Assumptions) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return	0.10%	0.12%	0.12%
Expected term	1 year	3 months 29 days	25 days
Volatility	63.10%	64.75%	67.57%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return	1.07%	1.10%	0.34%
Expected term	3 years 3 months 25 days	4 years 5 months 1 day	3 years 2 months 8 days
Volatility	67.06%	94.43%	94.43%